UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
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Address:   15 Valley Drive, 2nd Floor
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           Greenwich, CT 06831
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Form 13F File Number: 028-11963

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
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Title:     Chief Operating Officer
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Phone:     203-983-7203
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Signature, Place, and Date of Signing:

        /s/ John Malik             Greenwich, Connecticut      May 14, 2008
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              5
                                               -------------

Form 13F Information Table Value Total:          $348,616
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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                                                  FORM 13F INFORMATION TABLE

                                                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGER     SOLE   SHARED  NONE

BURLINGTON NORTHN SANTA FE C    COM        12189T104     64,563     700,100   SH         SOLE                  700,100
FEDEX CORP                      COM        31428X106     72,588     783,300   SH         SOLE                  783,300
MASTERCARD INC                  CL A       57636Q104     81,837     367,000   SH         SOLE                  367,000
WELLPOINT INC                   COM        94973V107    103,900   2,354,400   SH         SOLE                2,354,400
WILLIS GROUP HOLDINGS LTD       SHS        G96655108     25,728     765,500   SH         SOLE                  765,500

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